Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Detail) - CAD ($) $ in Millions		Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and non-interest-bearing deposits with financial institutions	[1]	$ 7,940	$ 9,443	$ 11,123	$ 11,663	$ 10,233	$ 10,904
Interest-bearing deposits with financial institutions		44,077	80,048	65,337
Total		$ 52,017	$ 89,491	$ 76,460

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 5).